[LOGO] THIRD AVENUE FUNDS

                             THIRD AVENUE VALUE FUND

                        THIRD AVENUE SMALL-CAP VALUE FUND

                       THIRD AVENUE REAL ESTATE VALUE FUND

                      THIRD AVENUE INTERNATIONAL VALUE FUND

                              FIRST QUARTER REPORT
                                   (Unaudited)
                                  -----------
                                January 31, 2004

                               [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                            THIRD AVENUE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                              AT JANUARY 31, 2004
                                  (UNAUDITED)

                             PRINCIPAL                                                                                       % OF
                             AMOUNT ($)     ISSUES                                                            VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.46%
Insurance Services            5,715,390     Safelite Glass Term A Note (b)                            $      5,486,774
Companies                     9,192,099     Safelite Glass Term B Note (b)                                   8,824,415
                                                                                                      ----------------
                                                                                                            14,311,189       0.45%
                                                                                                      ----------------
Oil Services                    177,872     Cimarron Petroleum Corp. (b) (d)                                   250,000       0.01%
                                                                                                      ----------------
                                            TOTAL BANK DEBT
                                            (Cost $11,083,612)                                              14,561,189
                                                                                                   ----------------
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 8.94%
Aerospace/Defense            28,307,000     Kellstrom Industries, Inc. 5.75%, due 10/15/02 (a) (b) *         1,017,071
                             45,384,000     Kellstrom Industries, Inc. 5.50%, due 06/15/03 (a) (b) *         1,630,647
                                                                                                      ----------------
                                                                                                             2,647,718       0.08%
                                                                                                      ----------------
Building & Construction      78,559,000     USG Corp. 9.25%, due 09/15/01 (a) (b) *                         78,166,205
                             85,535,000     USG Corp. 8.50%, due 08/01/05 (a) *                             83,396,625
                                                                                                      ----------------
                                                                                                           161,562,830       5.13%
                                                                                                      ----------------
Consumer Products            64,300,000     Home Products International, Inc. 9.625%, due 05/15/08          46,296,000       1.47%
                                                                                                      ----------------
Energy & Utilities           10,000,000     Mirant Americas Generation LLC 8.50%, due 10/01/21 (a) *         8,525,000       0.27%
                                                                                                      ----------------
Food & Beverage               9,000,000     Parmalat Finance BV, 6.25%, due 02/07/05 (a) *                   1,453,488       0.05%
                                                                                                      ----------------
Finance                       7,500,000     CIT Group, Inc., 5.625%, due 05/17/04                            7,595,340
                             20,000,000     CIT Group, Inc., 7.125%, due 10/15/04                           20,790,240
                                375,000     CIT Group, Inc., 6.625%, due 06/15/05                              399,654
                                                                                                      ----------------
                                                                                                            28,785,234       0.92%
                                                                                                      ----------------
Financial Holding            10,000,000     Danielson Holding Corp., 12.00%, due 12/15/04 (b)               10,000,000       0.32%
Company                                                                                               ----------------
Hard Goods Retail            18,648,000     Hechinger Co. 6.95%, due 10/15/03 (a) (b) *                             --
                             14,752,000     Hechinger Co. 9.45%, due 11/15/12 (a) (b) *                             --
                                                                                                      ----------------
                                                                                                                    --       0.00%
                                                                                                      ----------------
Medical Biotechnology         1,095,248     Comprehensive Neuroscience Senior Notes 5.75%,
                                            due 02/07/06 (b)                                                    77,672       0.00%
                                                                                                      ----------------
Metals - Diversified          6,500,000     Haynes International, Inc. 11.625%, due 09/01/04                 4,257,500       0.14%
                                                                                                      ----------------

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                                       1

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                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2004
                                   (UNAUDITED)

                         PRINCIPAL                                                                                        % OF
                         AMOUNT ($)     ISSUES                                                             VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS (CONTINUED)

Retail                   92,249,625     Kmart Escrow Notes (a) (b) (e)                            $             --
                         86,205,118     Kmart Holding Corp. Trade Claims (a) (b)                        17,739,737
                                                                                                  ----------------
                                                                                                        17,739,737       0.56%
                                                                                                  ----------------
                                        TOTAL CORPORATE DEBT INSTRUMENTS
                                        (Cost $280,331,830)                                            281,345,179
                                                                                                  ----------------
--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 1.44%
U.S. Treasury Notes      45,000,000     U.S. Treasury Note 1.75%, due 12/31/04 (f)                      45,233,820       1.44%
                                                                                                  ----------------
                                        TOTAL U.S. GOVERNMENT OBLIGATIONS
                                        (Cost $44,988,482)                                              45,233,820
                                                                                                  ----------------
                             SHARES
--------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.68%
Bermuda Based                   259     American Capital Access Holdings, Convertible (a) (b) (c)       14,734,728
Financial Insurance             103     American Capital Access Holdings,
                                           Senior Convertible (a) (b) (c)                                5,889,003
                          6,045,667     CGA Group, Ltd., Series C (a) (b) (c)                                   --
                                                                                                  ----------------
                                                                                                        20,623,731       0.66%
                                                                                                  ----------------
Insurance & Reinsurance       4,775     Ecclesiastical Insurance, 8.625% (United Kingdom)                    9,583
                            694,645     RS Holdings Convertible Class A (a) (b)                            677,390
                                                                                                  ----------------
                                                                                                           686,973       0.02%
                                                                                                  ----------------
                                        TOTAL PREFERRED STOCK
                                        (Cost $28,170,543)                                              21,310,704
                                                                                                  ----------------
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 76.75%
Annuities & Mutual Fund     967,732     Legg Mason, Inc.                                                85,692,669
Management & Sales          489,900     Nuveen Investments, Inc.                                        14,114,019
                            139,212     Westwood Holdings Group, Inc.                                    2,394,446
                                                                                                  ----------------
                                                                                                       102,201,134       3.25%
                                                                                                  ----------------
Assisted Living
Facilities                1,567,118     CareMatrix Corp. (a) (b)                                                --       0.00%
                                                                                                  ----------------

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                                       2
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                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2004
                                   (UNAUDITED)

                                                                                                                          % OF
                         SHARES         ISSUES                                                             VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Bermuda Based                87,035     ACE Ltd.                                                  $      3,779,060
Financial Institutions      432,300     Arch Capital Group, Ltd. (a)                                    18,960,678
                            118,449     ESG Re, Ltd. (a) (b)                                                44,418
                             15,675     ESG Re, Ltd. Warrants (a) (b)                                            1
                            480,000     Montpelier RE Holdings, Ltd.                                    18,576,000
                            127,500     Olympus RE Holdings, Ltd. (a) (b)                               20,166,675
                            295,217     Trenwick Group, Ltd. (a)                                             8,856
                             58,300     White Mountains Insurance Group, Inc.                           26,439,050
                                                                                                  ----------------
                                                                                                        87,974,738       2.79%
                                                                                                  ----------------
Computerized Securities   1,715,256     Instinet Group, Inc. (a)                                        10,737,503
Trading                     132,800     Investment Technology Group, Inc. (a)                            2,158,000
                                                                                                  ----------------
                                                                                                        12,895,503       0.41%
                                                                                                  ----------------
Computers, Networks         100,000     3Com Corp. (a)                                                     770,000       0.02%
& Software                                                                                        ----------------

Depository Institutions     106,000     Astoria Financial Corp.                                          4,183,820
                            835,000     BankAtlantic Bancorp, Inc. Class A                              13,777,500
                             69,566     Banknorth Group, Inc.                                            2,240,025
                            529,600     Brookline Bancorp, Inc.                                          8,410,048
                            218,500     Carver Bancorp, Inc. (c)                                         5,571,750
                            250,787     Citigroup, Inc. Litigation Tracking Warrants (a)                   265,834
                             61,543     Commercial Federal Corp.                                         1,707,203
                             60,000     EverTrust Financial Group, Inc.                                  1,200,600
                             45,210     Tompkins Trustco, Inc.                                           2,115,828
                            390,800     Woronoco Bancorp, Inc. (c)                                      14,557,300
                                                                                                  ----------------
                                                                                                        54,029,908       1.72%
                                                                                                  ----------------
Discount Priced Holding   2,344,100     Brascan Corp. Class A (Canada)                                  75,550,343
Companies                    83,370     Capital Southwest Corp.                                          5,602,464
                          7,220,200     Hutchison Whampoa, Ltd. (Hong Kong)                             60,131,187
                          5,975,000     Investor AB Class A (Sweden)                                    61,674,403
                          8,866,000     Toyota Industries Corp. (Japan)                                189,297,685
                                                                                                  ----------------
                                                                                                       392,256,082      12.46%
                                                                                                  ----------------

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                                       3
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                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2004
                                   (UNAUDITED)

                                                                                                                          % OF
                         SHARES         ISSUES                                                             VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Electronic Components     2,496,500     American Power Conversion Corp.                           $     61,888,235
                          6,380,700     AVX Corp.                                                      111,087,987
                            343,149     Electro Scientific Industries, Inc. (a)                          8,818,929
                                                                                                  ----------------
                                                                                                       181,795,151       5.78%
                                                                                                  ----------------
Financial Holding         1,311,571     Danielson Holding Corp. (a) (c)                                  6,570,971
Company                   1,280,213     Danielson Holding Corp. (a) (b) (c)                                      1
                                                                                                  ----------------
                                                                                                         6,570,972       0.21%
                                                                                                  ----------------
Financial Insurance         300,000     Ambac Financial Group, Inc.                                     22,431,000
                            118,812     American Capital Access Holdings  (a) (b) (c) (Bermuda)          6,931,937
                          1,777,409     MBIA, Inc.                                                     111,976,767
                                                                                                  ----------------
                                                                                                       141,339,704       4.49%
                                                                                                  ----------------
Financial Services          250,000     CIT Group, Inc.                                                  9,480,000       0.30%
                                                                                                  ----------------
Healthcare                  169,701     Genesis Healthcare Corp. (a)                                     3,665,542
                            370,245     NeighborCare, Inc. (a)                                           8,408,264
                                                                                                  ----------------
                                                                                                        12,073,806       0.38%
                                                                                                  ----------------
Hotels & Motels             637,570     Lodgian, Inc. Class A Warrants (a) (b) (c)                       1,319,770
                            127,159     Lodgian, Inc. Class B Warrants (a) (b) (c)                         321,585
                            439,629     Lodgian, Inc. (a) (c)                                            3,160,933
                                                                                                  ----------------
                                                                                                         4,802,288       0.15%
                                                                                                  ----------------
Housing Development         208,750     Levitt Corp. Class A (a)                                         4,321,125       0.14%
                                                                                                  ----------------
Industrial & Agricultural   594,300     Alamo Group, Inc. (c)                                            9,568,230
Equipment                   299,300     Lindsay Manufacturing Co.                                        7,473,521
                            360,100     Mestek, Inc. (a)                                                 6,550,219
                            480,500     Standex International Corp.                                     13,968,135
                                                                                                  ----------------
                                                                                                        37,560,105       1.19%
                                                                                                  ----------------

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                                       4
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                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2004
                                   (UNAUDITED)

                                                                                                                          % OF
                         SHARES         ISSUES                                                             VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Insurance & Reinsurance     200,678     ACMAT Corp. Class A (a) (c)                               $      2,680,055
                          1,576,580     Radian Group, Inc.                                              73,405,565
                             14,100     RS HOLDINGS CLASS A (A) (B)                                         13,750
                                                                                                  ----------------
                                                                                                        76,099,370       2.42%
                                                                                                  ----------------
Insurance Services          940,131     Safelite Glass Corp. (a) (b)                                     5,640,786
Companies                    63,460     Safelite Realty Corp. (a) (b)                                      380,760
                                                                                                  ----------------
                                                                                                         6,021,546       0.19%
                                                                                                  ----------------
Life Insurance              836,000     The MONY Group, Inc. (a)                                        26,543,000
                          2,009,900     The Phoenix Companies, Inc.                                     25,525,730
                                                                                                  ----------------
                                                                                                        52,068,730       1.65%
                                                                                                  ----------------
Manufactured Housing         89,000     Liberty Homes, Inc. Class A                                        453,010
                             40,000     Liberty Homes, Inc. Class B                                        190,800
                                                                                                  ----------------
                                                                                                           643,810       0.02%
                                                                                                  ----------------
Medical Supplies            342,300     Datascope Corp.                                                 11,929,155
& Services                1,000,000     Sankyo Co., Ltd. (Japan)                                        20,122,815
                            181,500     St. Jude Medical, Inc. (a)                                      13,040,775
                                                                                                  ----------------
                                                                                                        45,092,745       1.43%
                                                                                                  ----------------
Non-Life                  9,159,100     Aioi Insurance Co., Ltd. (Japan)                                36,601,788
Insurance-Japan           2,116,200     Millea Holdings, Inc. ADR                                      138,909,484
                         10,857,140     Mitsui Sumitomo Insurance Co., Ltd. (Japan)                     89,441,909
                          4,420,560     Sompo Japan Insurance, Inc. (Japan)                             34,203,483
                                                                                                  ----------------
                                                                                                       299,156,664       9.50%
                                                                                                  ----------------
Oil & Gas                   313,400     EnCana Corp.                                                    12,253,940       0.39%
                                                                                                  ----------------
Oil Services              1,000,000     Nabors Industries, Ltd. (a) (Bermuda)                           44,000,000       1.40%
                                                                                                  ----------------

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                                       5

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                               [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2004
                                   (UNAUDITED)

                                                                                                                          % OF
                         SHARES         ISSUES                                                             VALUE       NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)

Pharmaceutical Services   1,308,740     Innovative Clinical Solutions, Ltd. (a) (c)               $          7,852
                            598,000     PAREXEL International Corp. (a)                                 10,315,500
                            637,500     Pharmaceutical Product Development, Inc. (a)                    18,806,250
                                                                                                  ----------------
                                                                                                        29,129,602       0.93%
                                                                                                  ----------------
Real Estate               1,387,200     Alexander & Baldwin, Inc.                                       44,764,944
                            166,000     Alico, Inc.                                                      6,263,180
                            959,000     Burnham Pacific Properties, Inc. (a)                               222,968
                            336,950     Canary Wharf Group PLC (a) (United Kingdom)                      1,616,119
                          1,134,196     Catellus Development Corp.                                      29,670,567
                             31,000     Consolidated-Tomoka Land Co.                                       968,750
                          1,766,514     Forest City Enterprises, Inc. Class A                           91,858,728
                             11,250     Forest City Enterprises, Inc. Class B                              583,312
                             47,348     Homefed Corp. (a)                                                1,560,117
                          1,352,836     Koger Equity, Inc. (c)                                          31,291,097
                             14,600     LNR Property Corp.                                                 728,394
                                846     Public Storage, Inc.                                                40,193
                          3,420,106     Tejon Ranch Co. (a) (c)                                        137,146,251
                          2,838,500     The St. Joe Co.                                                112,120,750
                          2,150,000     Trammell Crow Co. (a) (c)                                       29,670,000
                                                                                                  ----------------
                                                                                                       488,505,370      15.52%
                                                                                                  ----------------
Retail                    2,197,321     Frank's Nursery & Crafts, Inc. (a) (c)                           2,087,455
                          1,042,908     Kmart Holding Corp. (a)                                         28,888,552
                          2,250,000     Kmart Holding Corp. (a) (b)                                     59,208,750
                                                                                                  ----------------
                                                                                                        90,184,757       2.87%
                                                                                                  ----------------
Securities Brokers,         447,200     Jefferies Group, Inc.                                           16,966,768
Dealers & Flotation       1,086,250     Raymond James Financial, Inc.                                   41,320,950
Companies                       100     SWS Group, Inc.                                                      1,726
                                                                                                  ----------------
                                                                                                        58,289,444       1.85%
                                                                                                  ----------------

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                                       6

                               [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2004
                                   (UNAUDITED)

                                                                                                                          % OF
                         SHARES         ISSUES                                                             VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Semiconductor               700,000     Applied Materials, Inc. (a)                               $     15,232,000
Equipment Manufacturers     204,400     FSI International, Inc (a)                                       1,776,236
                                                                                                  ----------------
                                                                                                        17,008,236       0.54%
                                                                                                  ----------------
Small-Cap Technology        247,200     Planar Systems, Inc. (a)                                         4,165,320       0.13%
                                                                                                  ----------------
Telecommunications        1,250,000     Comverse Technology, Inc. (a)                                   22,000,000
                          2,008,200     Tellabs, Inc. (a)                                               19,881,180
                                                                                                  ----------------
                                                                                                        41,881,180       1.33%
                                                                                                  ----------------
Title Insurance           1,000,000     First American Corp.                                            30,060,000
                            479,800     Stewart Information Services Corp.                              22,430,650
                                                                                                  ----------------
                                                                                                        52,490,650       1.67%
                                                                                                  ----------------
Transportation               55,032     Florida East Coast Industries, Inc. Class B                      1,821,559       0.06%
                                                                                                  ----------------
Utilities & Utility       4,847,600    Quanta Services, Inc. (a)                                        39,653,368
Service Companies           400,000     TXU Corp.                                                        9,600,000
                                                                                                  ----------------
                                                                                                        49,253,368       1.56%
                                                                                                  ----------------
                                        TOTAL COMMON STOCKS AND WARRANTS
                                        (Cost $1,455,065,207)                                        2,416,136,807
                                                                                                  ----------------
                        INVESTMENT
                        AMOUNT ($)
--------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.07%
Bermuda Based             2,202,000     ESG Partners, LP (a) (b)                                                --       0.00%
Financial Institutions                                                                            ----------------

Insurance & Reinsurance   3,264,756     Head Insurance Investors, LP (a) (b)                               822,706
                          1,615,000     Insurance Partners II Equity Fund, LP (a) (b)                    1,523,126
                                                                                                  ----------------
                                                                                                         2,345,832       0.07%
                                                                                                  ----------------
                                        TOTAL LIMITED PARTNERSHIPS
                                        (Cost $7,081,756)                                                2,345,832
                                                                                                  ----------------

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                                       7

                               [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2004
                                   (UNAUDITED)

                                                                                                                          % OF
                                        ISSUES                                                               VALUE     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.05%

Call Options                            Kmart Holding Corp., Strike $13, expires 05/06/05 (b)       $      1,490,006     0.05%
                                        (option to purchase 103,279 shares of Kmart Holding Corp.)  ----------------

                                        TOTAL OTHER INVESTMENTS
                                        (Cost $0)                                                          1,490,006
                                                                                                    ----------------
                         PRINCIPAL
                         AMOUNT ($)
--------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 11.79%
Repurchase Agreements   346,183,613     Bear Stearns 0.99%, due 02/02/04 (g)                             346,183,613    11.00%
                                                                                                    ----------------
U.S. Treasury Bills      25,000,000     U.S. Treasury Bill 1.01+%, due 04/22/04                           24,949,325     0.79%
                                                                                                    ----------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $371,127,972)                                              371,132,938
                                                                                                    ----------------
                                        TOTAL INVESTMENT PORTFOLIO - 100.18%
                                        (Cost $2,197,849,402)                                          3,153,556,475
                                                                                                    ----------------
                                        LIABILITIES IN EXCESS OF
                                        OTHER ASSETS - (0.18%)                                            (5,450,877)
                                                                                                    ----------------
                                        NET ASSETS - 100.00%                                        $  3,148,105,598
                                        (Applicable to 73,493,709                                   ================
                                        shares outstanding)

                                        NET ASSET VALUE PER SHARE                                             $42.84
                                                                                                              ======


Notes:
(a) Non-income producing securities.
(b) Restricted/fair valued securities.
(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d) Interest accrued at a current rate of Prime + 2%.
(e) Security in part on loan.
(f) Segregated for future fund commitments.
(g) Repurchase agreement collateralized by:

    U.S. Treasury Secs, par value $66,000,000, matures 11/15/05, market value
       $64,063,560.
    U.S. Treasury Strips, par value $46,150,000, matures 05/15/06, market value  $44,124,015.
    U.S. Treasury Strips,  par value  $88,000,000, matures 05/15/13, market value $58,804,240.
    U.S. Treasury Strips, par value $23,875,000, matures 08/15/15, market value  $13,885,461.
    U.S. Treasury Strips, par value $38,945,000, matures 11/15/15, market value $22,388,312.
    U.S. Treasury Strips, par value $75,000,000, matures 11/15/16, market value $40,509,000.
    U.S. Treasury Strips, par value $63,000,000, matures 08/15/17, market value $32,355,540.
    U.S. Treasury Strips, par value $110,000,000, matures 02/15/19, market value $51,255,600.
    U.S. Treasury Bonds, par value $77,000,000, matures 08/15/22, market value $28,839,580.
 *  Issuer in default.
 +  Annualized yield at date of purchase.
 ADR: American Depository Receipt.

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                                       8

                               [GRAPHIC OMITTED]
                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT JANUARY 31, 2004
                                   (UNAUDITED)

                         PRINCIPAL                                                                                        % OF
                         AMOUNT ($)     ISSUES                                                             VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.00%

Technology                4,942,604     Insilco Technologies Bank Debt (a) (b)                    $         21,716       0.00%
                                                                                                  ----------------
                                        TOTAL BANK DEBT
                                        (Cost $0)                                                           21,716
                                                                                                  ----------------

--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 4.38%
U.S. Treasury Note       14,000,000     U.S. Treasury Note 1.75%, due 12/31/04                          14,072,744
                         15,000,000     U.S. Treasury Note 1.125%, due 06/30/05                         14,934,975
                                                                                                  ----------------
                                                                                                        29,007,719       4.38%
                                                                                                  ----------------
                                        TOTAL U.S. GOVERNMENT OBLIGATIONS
                                        (Cost $28,899,621)                                              29,007,719
                                                                                                  ----------------
                             SHARES
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 75.81%
Agricultural Chemicals      670,000     Agrium, Inc. (Canada)                                           10,720,000       1.62%
                                                                                                  ----------------
Business Development        622,900     Brascan Corp. Class A (Canada)                                  20,076,067
& Investment Companies    3,111,000     JZ Equity Partners PLC (United Kingdom)                          6,639,571
                            210,100     Leucadia National Corp.                                         10,334,819
                                                                                                  ----------------
                                                                                                        37,050,457       5.59%
                                                                                                  ----------------
Cable Television Equipment  970,600     CommScope, Inc. (a)                                             18,082,278
                            175,000     Scientific-Atlanta, Inc.                                         5,922,000
                                                                                                  ----------------
                                                                                                        24,004,278       3.62%
                                                                                                  ----------------
Consumer Products           443,892     JAKKS Pacific, Inc. (a)                                          6,258,877
                            194,500     Maxwell Shoe Co., Inc. Class A (a)                               3,419,310
                                                                                                  ----------------
                                                                                                         9,678,187       1.46%
                                                                                                  ----------------
Electronics                 610,000     Advanced Power Technology, Inc. (a) (c)                          6,496,500
                            400,000     American Power Conversion Corp.                                  9,916,000
                            307,700     Bel Fuse, Inc. Class B                                          11,114,124
                            529,517     IXYS Corp. (a)                                                   5,162,791
                            491,400     KEMET Corp. (a)                                                  7,469,280
                            633,400     TriQuint Semiconductor, Inc. (a)                                 5,428,238
                                                                                                  ----------------
                                                                                                        45,586,933       6.88%
                                                                                                  ----------------
Energy/Coal                 223,400     Fording Canadian Coal Trust (Canada)                             7,316,350       1.10%
                                                                                                  ----------------
Energy Services             238,700     Precision Drilling Corp. (a) (Canada)                           11,058,971

--------------------------------------------------------------------------------
                                       9

                               [GRAPHIC OMITTED]
                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2004
                                   (UNAUDITED)

                                                                                                                          % OF
                         SHARES         ISSUES                                                             VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

Energy Services             502,200     Willbros Group, Inc. (a) (Panama)                         $      6,468,336
(continued)                                                                                       ----------------
                                                                                                        17,527,307       2.65%
                                                                                                  ----------------
Financial Insurance          71,852     Radian Group, Inc.                                               3,345,429       0.51%
                                                                                                  ----------------
Forest Products & Paper     255,400     Deltic Timber Corp.                                              8,032,330
                          1,347,400     SFK Pulp Fund (Canada)                                           7,950,308
                          1,525,800     TimberWest Forest Corp. (Canada)                                13,991,852
                                                                                                  ----------------
                                                                                                        29,974,490       4.53%
                                                                                                  ----------------
Healthcare Services         118,440     AMN Healthcare Services, Inc. (a)                                2,274,048
                            545,118     Cross Country Healthcare, Inc. (a)                              10,073,781
                                                                                                  ----------------
                                                                                                        12,347,829       1.86%
                                                                                                  ----------------
Industrial Equipment        393,100     Alamo Group, Inc.                                                6,328,910
                            217,600     Lindsay Manufacturing Co.                                        5,433,472
                            491,200     Trinity Industries, Inc.                                        15,767,520
                                                                                                  ----------------
                                                                                                        27,529,902       4.16%
                                                                                                  ----------------
Insurance & Reinsurance     280,000     Arch Capital Group, Ltd. (a) (Bermuda)                          12,280,800
                            120,000     Montpelier RE Holdings, Ltd. (Bermuda)                           4,644,000
                             42,500     Olympus RE Holdings, Ltd. (a) (b) (Bermuda)                      6,722,225
                                                                                                  ----------------
                                                                                                        23,647,025       3.57%
                                                                                                  ----------------
Insurance - Multi Line       57,300     E-L Financial Corp., Ltd. (Canada)                              14,536,472       2.19%
                                                                                                  ----------------
Investment Companies        134,170     Westwood Holdings Group, Inc.                                    2,307,724       0.35%
                                                                                                  ----------------
Life Insurance              179,000     FBL Financial Group, Inc. Class A                                4,963,670
                            170,300     The MONY Group, Inc. (a)                                         5,407,025
                            532,200     The Phoenix Companies, Inc.                                      6,758,940
                                                                                                  ----------------
                                                                                                        17,129,635       2.59%
                                                                                                  ----------------
Manufactured Housing         75,200     Skyline Corp.                                                    2,697,424       0.41%
                                                                                                  ----------------
Media                       120,000     ValueVision Media, Inc. Class A (a)                              2,125,200       0.32%
                                                                                                  ----------------
Natural Resources &         187,500     Alexander & Baldwin, Inc.                                        6,050,625
Real Estate                 187,300     Alico, Inc.                                                      7,066,829
                            139,000     Avatar Holdings, Inc. (a)                                        5,469,650
                            374,600     Forest City Enterprises, Inc. Class A                           19,479,200
                            140,800     Jones Lang LaSalle, Inc. (a)                                     2,992,000

--------------------------------------------------------------------------------
                                       10

                               [GRAPHIC OMITTED]
                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2004
                                   (UNAUDITED)

                                                                                                                          % OF
                                     SHARES      ISSUES                                                    VALUE       NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Natural Resources &                  268,800     Koger Equity, Inc.                               $      6,217,344
Real Estate                          348,100     LNR Property Corp.                                     17,366,709
(continued)                          337,700     The St. Joe Co.                                        13,339,150
                                     274,600     Tejon Ranch Co. (a)                                    11,011,460
                                     200,000     Trammell Crow Co. (a)                                   2,760,000
                                     343,000     Wellsford Real Properties, Inc. (a) (c)                 5,865,300
                                                                                                  ----------------
                                                                                                        97,618,267      14.74%
                                                                                                  ----------------
Non-Life Insurance - Japan           400,000     Sompo Japan Insurance, Inc. (Japan)                     3,094,945       0.47%
                                                                                                  ----------------
Pharmaceutical Services              444,345     PAREXEL International Corp. (a)                         7,664,951
                                     135,200     Pharmaceutical Product Development, Inc. (a)            3,988,400
                                                                                                  ----------------
                                                                                                        11,653,351       1.76%
                                                                                                  ----------------
Retail                               210,700     The Dress Barn, Inc. (a)                                3,198,426
                                     300,000     Kmart Holding Corp. (a) (b)                             7,894,500
                                                                                                  ----------------
                                                                                                        11,092,926       1.68%
                                                                                                  ----------------
Securities Brokers,                1,674,784    Instinet Group, Inc. (a)                                10,484,148       1.58%
Dealers & Flotation Companies                                                                     ----------------

Semiconductor                        280,700     Coherent, Inc. (a)                                      8,586,613
Equipment Manufacturers              700,000     Credence Systems Corp. (a)                              9,926,000
& Related                            376,300     CyberOptics Corp. (a)                                   4,583,334
                                     670,400     Electro Scientific Industries, Inc. (a)                17,229,280
                                     200,000     FSI International, Inc. (a)                             1,738,000
                                                                                                  ----------------
                                                                                                        42,063,227       6.35%
                                                                                                  ----------------
Technology                           232,900     Herley Industries, Inc. (a)                             5,072,562
                                     453,600     Park Electrochemical Corp.                             12,201,840
                                                                                                  ----------------
                                                                                                        17,274,402       2.61%
                                                                                                  ----------------
Telecommunications                   471,000     Comverse Technology, Inc. (a)                           8,289,600
Equipment                            925,000     Sycamore Networks, Inc. (a)                             5,198,500
                                     306,300     Tellabs, Inc. (a)                                       3,032,370
                                                                                                  ----------------
                                                                                                        16,520,470       2.49%
                                                                                                  ----------------
Utilities & Utility                  584,700     Quanta Services, Inc. (a)                               4,782,846       0.72%
Service Companies                                                                                 ----------------
                                                 TOTAL COMMON STOCKS
                                                 (Cost $338,540,574)                                   502,109,224
                                                                                                  ----------------

--------------------------------------------------------------------------------
                                       11

                               [GRAPHIC OMITTED]
                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2004
                                   (UNAUDITED)

                               NOTIONAL                                                                                      % OF
                               AMOUNT ($)   ISSUES                                                             VALUE      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.03%

Foreign Currency Put Options  10,000,000    Canadian Dollar, Strike 1.50 CAD, expires 08/24/04        $         13,500      0.00%
                                                                                                      ----------------
Call Options                                Kmart Holding Corp., Strike $13, expires 05/06/05 (b)
                                            (option to purchase 13,770 shares of Kmart Holding Corp.)          198,660      0.03%
                                                                                                      ----------------
                                            TOTAL OTHER INVESTMENTS                                            212,160
                                            (Cost $174,207)                                           ----------------

                             PRINCIPAL
                             AMOUNT ($)
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -     19.89%
Repurchase Agreements        66,750,060     Bear Stearns 0.99%, due 02/02/04 (d)                            66,750,060     10.08%
                                                                                                      ----------------
U.S. Treasury Bills          65,000,000     U.S. Treasury Bill 0.87%+, due 02/26/04                         64,959,721      9.81%
                                                                                                      ----------------
                                            TOTAL SHORT TERM INVESTMENTS
                                            (Cost $131,711,330)                                            131,709,781
                                                                                                      ----------------
                                            TOTAL INVESTMENT PORTFOLIO - 100.11%
                                            (Cost $499,325,732)                                            663,060,600
                                                                                                      ----------------
                                            LIABILITIES IN EXCESS OF
                                            OTHER ASSETS - (0.11%)                                            (694,286)
                                                                                                      ----------------
                                            NET ASSETS - 100.00%                                      $    662,366,314
                                            (Applicable to 33,702,167                                 ================
                                            shares outstanding)

                                            NET ASSET VALUE PER SHARE                                           $19.65
                                                                                                                ======

Notes:
(a) Non-income producing securities.
(b) Restricted / fair valued securities.
(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d) Repurchase agreement collateralized by:
    U.S. Treasury Bond, par value $1,270,000 matures 11/15/22, market value $1,685,328.
    U.S. Treasury Bond, par value $16,000,000 matures 02/15/23, market value $20,234,880.
    U.S. Treasury Security, par value $50,000,000 matures 05/15/25, market value $15,887,500.
    U.S. Treasury Bond Strip, par value $53,140,000 matures 02/15/26, market value $16,350,647.
    U.S. Treasury Bond, par value $50,000,000 matures 11/15/27, market value $13,982,500.
+   Annualized yield at date of purchase.

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT JANUARY 31, 2004
                                   (UNAUDITED)

                         PRINCIPAL                                                                                        % OF
                         AMOUNT ($)     ISSUES                                                             VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 1.02%
Natural Resources        11,541,596     Crown Pacific Partners, 7.76%, due 02/01/13 (a) (b) *     $      9,464,109       1.02%
                                                                                                  ----------------
                                        TOTAL CORPORATE BONDS
                                        (Cost $7,732,869)                                                9,464,109
                                                                                                  ----------------
--------------------------------------------------------------------------------------------------------------------------------
MORTGAGE LOANS - 1.27%
Term Loan                 5,000,000     Frank's Nursery & Crafts, Inc. 10.15%, due 05/21/05 (b)          5,000,000       0.54%
                                                                                                  ----------------
Revolving Credit Loan     6,750,000     Frank's Nursery & Crafts, Inc. 10.15%, due 05/21/05 (b)          6,750,000       0.73%
                                                                                                  ----------------
                                        TOTAL MORTGAGE LOANS
                                        (Cost $11,750,000)                                              11,750,000
                                                                                                  ----------------
                             SHARES
--------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 1.08%
Real Estate Investment      133,332     Anthracite Capital, Inc. 10% Series B                            3,299,967
Trusts                      246,200     Koger Equity, Inc. 8.50%                                         6,745,880
                                                                                                  ----------------
                                                                                                        10,045,847       1.08%
                                                                                                  ----------------
                                        TOTAL PREFERRED STOCK
                                        (Cost $8,729,141)                                               10,045,847
                                                                                                  ----------------
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 72.48%
Assisted Living Facilities   25,571     CareMatrix Corp. (a) (b)                                                --       0.00%
                                                                                                  ----------------
Diversified Financial       774,000     Guoco Group Ltd. (Hong Kong)                                     5,998,032
Services                     22,223     Imperial Credit Industries, Inc. Warrants (a) (b)                       --
                                                                                                  ----------------
                                                                                                         5,998,032       0.65%
                                                                                                  ----------------
Homebuilders                434,690     Avatar Holdings, Inc. (a)                                       17,105,051
                            273,040     Brookfield Homes Corp.                                           7,107,231
                                                                                                  ----------------
                                                                                                        24,212,282       2.61%
                                                                                                  ----------------
Hotels & Motels              44,958     Lodgian, Inc. Class A Warrants (a) (b)                              93,063
                              8,966     Lodgian, Inc. Class B Warrants (a) (b)                              22,675
                                                                                                  ----------------
                                                                                                           115,738       0.01%
                                                                                                  ----------------

--------------------------------------------------------------------------------
                                       13

                               [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2004
                                   (UNAUDITED)

                                                                                                                          % OF
                             SHARES     ISSUES                                                             VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Manufactured Housing        253,800     Butler Manufacturing Co. (a)                              $      5,768,874
                            171,900     Cavalier Homes, Inc. (a)                                           618,840
                             85,600     Coachmen Industries, Inc.                                        1,588,736
                            823,526     Modtech Holdings, Inc. (a) (c)                                   7,708,203
                                                                                                  ----------------
                                                                                                        15,684,653       1.69%
                                                                                                  ----------------
Natural Resources            85,200     Deltic Timber Corp.                                              2,679,540       0.29%
                                                                                                  ----------------
Real Estate Investment      163,800     Acadia Realty Trust                                              2,194,920
Trusts                    1,026,300     American Financial Realty Trust                                 18,596,556
                            379,798     American Land Lease, Inc. (c)                                    7,668,122
                            103,000     Anthracite Capital, Inc.                                         1,118,580
                          2,428,149     Catellus Development Corp.                                      63,520,378
                          1,204,600     Falcon Financial Investment Trust (a) (c)                       11,130,504
                            175,000     First Potomac Realty Trust                                       3,517,500
                            122,500     Koger Equity, Inc.                                               2,833,425
                            649,100     One Liberty Properties, Inc. (c)                                14,572,295
                            521,200     Prime Group Realty Trust (a)                                     3,247,076
                          1,003,902     ProLogis                                                        32,767,361
                            647,300     PS Business Parks, Inc.                                         28,028,090
                            255,800     RAIT Investment Trust                                            6,735,214
                            464,600     Vornado Realty Trust                                            25,994,370
                                                                                                  ----------------
                                                                                                       221,924,391      23.94%
                                                                                                  ----------------
Real Estate Management      294,800     Jones Lang LaSalle, Inc. (a)                                     6,264,500
                          1,877,100     Trammell Crow Co. (a) (c)                                       25,903,980
                                                                                                  ----------------
                                                                                                        32,168,480       3.47%
                                                                                                  ----------------

--------------------------------------------------------------------------------
                                       14

                               [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2004
                                   (UNAUDITED)

                                                                                                                          % OF
                             SHARES     ISSUES                                                             VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate Operating        71,500     BPO Properties, Ltd. (Canada)                             $      1,854,142
Companies                 1,716,552     British Land Co. PLC (United Kingdom)                           18,122,250
                          2,051,700     Brookfield Properties Corp. (Canada)                            59,150,511
                            736,950     Canary Wharf Group PLC (United Kingdom) (a)                      3,534,645
                            510,000     Consolidated-Tomoka Land Co. (c)                                15,937,500
                            147,900     First Capital Realty, Inc. (Canada)                              1,748,697
                          1,392,000     Forest City Enterprises, Inc. Class A                           72,384,000
                          4,000,000     Killam Properties, Inc. (Canada) (a) (c)                         7,000,000
                          1,554,200     LNR Property Corp. (c)                                          77,539,038
                            304,980     Tejon Ranch Co. (a)                                             12,229,698
                          1,811,900     The St. Joe Co.                                                 71,570,050
                            827,550     Wellsford Real Properties, Inc. (a) (c)                         14,151,105
                                                                                                  ----------------
                                                                                                       355,221,636      38.31%
                                                                                                  ----------------
Retail                      130,718     Frank's Nursery & Crafts, Inc. (a)                                 124,182
                          1,467,391     Frank's Nursery & Crafts, Inc. Warrants (a) (b)                    726,359
                            500,000     Kmart Holding Corp. (a) (b)                                     13,157,500
                                                                                                  ----------------
                                                                                                        14,008,041       1.51%
                                                                                                  ----------------
                                        TOTAL COMMON STOCKS AND WARRANTS
                                        (Cost $491,924,796)                                            672,012,793
                                                                                                  ----------------

--------------------------------------------------------------------------------
                                       15

                               [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2004
                                   (UNAUDITED)

                         NOTIONAL                                                                                           % OF
                         AMOUNT ($)     ISSUES                                                               VALUE       NET ASSETS
-------------------------------------------------------------------------------------------------  -------------------------------
OTHER INVESTMENTS - 0.04%

Foreign Currency          3,400,000     Great Britain Pounds, Strike 1.53 GBP, expires 02/10/04     $             --
Put Options               3,800,000     Great Britain Pounds, Strike 1.52 GBP, expires 04/29/04                   --
                                                                                                    ----------------
                                                                                                                  --       0.00%
                                                                                                    ----------------
Call Options                            Kmart Holding Corp., Strike 13, expires 05/06/05 (b)                 331,114       0.04%
                                        (option to purchase 22,951 shares of Kmart Holding Corp.)   ----------------

                                        TOTAL OTHER INVESTMENTS
                                        (Cost $149,640)                                                      331,114
                                                                                                    ----------------
                         PRINCIPAL
                         AMOUNT ($)
-------------------------------------------------------------------------------------------------  -------------------------------
SHORT TERM INVESTMENTS - 17.23%
U.S. Treasury Bills      10,000,000     U.S. Treasury Bill 0.87%+, due 02/26/04 (d)                        9,993,882
                         50,000,000     U.S. Treasury Bill 0.83%+, due 02/26/04                           49,970,476
                         50,000,000     U.S. Treasury Bill 0.86%+, due 03/25/04                           49,936,906
                         50,000,000     U.S. Treasury Bill 0.90%+, due 04/29/04                           49,889,200
                                                                                                    ----------------
                                                                                                         159,790,464      17.23%
                                                                                                    ----------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $159,795,119)                                              159,790,464
                                                                                                    ----------------
                                        TOTAL INVESTMENT PORTFOLIO - 93.12%
                                        (Cost $680,081,565)                                              863,394,327
                                                                                                    ----------------
                                        CASH & OTHER ASSETS LESS
                                        LIABILITIES - 6.88%                                               63,801,335
                                                                                                    ----------------
                                        NET ASSETS - 100.00%                                        $    927,195,662
                                        (Applicable to 41,942,443                                   ================
                                        shares outstanding)

                                        NET ASSET VALUE PER SHARE                                             $22.11
                                                                                                              ======

 Notes:
(a) Non-income producing securities.
(b) Restricted / fair valued securities.
(c) Affiliated  issuers - as defined  under the  Investment  Company Act of 1940
    (ownership of 5% or more of the outstanding voting securities of those issuers).
(d) Segregated for future fund commitments.
*   Issuer in default.
+   Annualized  yield at date of purchase.

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED ]
                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT JANUARY 31, 2004
                                   (UNAUDITED)


                         PRINCIPAL                                                                                        % OF
                         AMOUNT ($)     ISSUES                                                             VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 9.13%
(Canadian Dollar) *       6,780,000     Canadian T-Bill, 2.84%, due 11/04/04                         $   5,008,710
(New Zealand Dollar) *    8,000,000     New Zealand Government, 6.50%, due 02/15/05                      5,411,508
(Norwegian Krone) *      30,680,000     Norwegian Government, 5.75%, due 11/30/04                        4,501,190
                                                                                                  ----------------
                                                                                                        14,921,408       9.13%
                                                                                                  ----------------
                                        TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                                        (Cost $14,656,488)                                              14,921,408
                                                                                                  ----------------
                             SHARES
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 69.57%
Advertising                 100,000     Asatsu-DK, Inc. (Japan)                                          2,380,727       1.46%
                                                                                                  ----------------
Agriculture                 100,000     Agrium, Inc. (Canada)                                            1,600,000
                            136,600     Cresud SACIFYA ADR (Argentina)                                   1,568,168
                          5,439,000     Del Monte Pacific, Ltd. (Singapore)                              1,941,526
                                                                                                  ----------------
                                                                                                         5,109,694       3.12%
                                                                                                  ----------------
Building & Construction      52,500     Fomento de Construcciones y Contratas S.A. (Spain)               1,957,271
Products/Services             7,500     Imerys S.A. (France)                                             1,568,090
                                                                                                  ----------------
                                                                                                         3,525,361       2.16%
                                                                                                  ----------------
Business Development        685,000     JZ Equity Partners PLC (United Kingdom)                          1,461,944       0.89%
& Investment Companies                                                                            ----------------

Corporate Services        6,134,000     Boardroom, Ltd. (Singapore)                                      1,791,504       1.10%
                                                                                                  ----------------
Diversified Operations      500,000     Hutchison Whampoa, Ltd. (Hong Kong)                              4,164,094       2.55%
                                                                                                  ----------------
Energy/Coal                  65,000     Fording Canadian Coal Trust (Canada)                             2,128,750
                            522,700     Westshore Terminals Income Fund (Canada)                         2,899,524
                                                                                                  ----------------
                                                                                                         5,028,274       3.08%
                                                                                                  ----------------
Energy/Services             215,400     Farstad Shipping ASA (Norway)                                    2,196,329
                            115,000     Compagnie Generale de Geophyisque SA (France) (a)                5,000,249
                            510,800     Smedvig ASA-A (Norway)                                           4,680,257
                                                                                                  ----------------
                                                                                                        11,876,835       7.26%
                                                                                                  ----------------
Financial Services          250,000     Banco Latinoamericano de Exportaciones, S.A. (Panama) (a)        4,372,500       2.67%
                                                                                                  ----------------

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED ]
                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2004
                                   (UNAUDITED)


                                                                                                                          % OF
                             SHARES     ISSUES                                                             VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)

Forest Products & Paper     525,000     Canfor Corp. (Canada) (a)                                 $      4,834,073
                          6,162,173     Rubicon, Ltd. (New Zealand) (a)                                  3,180,721
                            378,900     SFK Pulp Fund (Canada)                                           2,235,692
                                                                                                  ----------------
                                                                                                        10,250,486       6.27%
                                                                                                  ----------------
IT Services                  42,500     Cap Gemini SA (France) (a)                                       1,877,485       1.15%
                                                                                                  ----------------
Insurance                 3,231,684     BRIT Insurance Holdings PLC (United Kingdom) (a)                 4,764,760
                                140     Millea Holdings, Inc. (Japan)                                    1,811,998
                            285,000     Sompo Japan Insurance, Inc. (Japan)                              2,205,149
                                                                                                  ----------------
                                                                                                         8,781,907       5.37%
                                                                                                  ----------------
Insurance - Multi Line        4,100     E-L Financial Corp., Ltd. (Canada)                               1,040,132       0.64%
                                                                                                  ----------------
Investment Companies        126,200     Dundee Precious Metals, Inc. Class A (Canada) (a)                2,736,673
                            499,700     Guoco Group, Ltd. (Hong Kong)                                    3,872,373
                            175,000     Investor AB Class A (Sweden)                                     1,806,363
                                450     Pargesa Holding Ag (Switzerland)                                 1,258,529
                                                                                                  ----------------
                                                                                                         9,673,938       5.92%
                                                                                                  ----------------
Metals & Mining             253,800     Noranda, Inc. (Canada)                                           3,680,100       2.25%
                                                                                                  ----------------
Other Financial             135,000     Oslo Bors Holding ASA (Norway)                                   3,811,928       2.33%
                                                                                                  ----------------
Securities Brokerage     21,428,000     Hotung Investment Holdings, Ltd. (Singapore) (a)                 2,999,920
                            652,300     Ichiyoshi Securities Co., Ltd. (Japan)                           3,500,297
                                                                                                  ----------------
                                                                                                         6,500,217       3.98%
                                                                                                  ----------------
Software                    425,000     GEAC Computer Corp., Ltd. (Canada) (a)                           2,325,616       1.42%
                                                                                                  ----------------
Telecommunications        1,068,078     Telecom Corp. of New Zealand, Ltd. (New Zealand)                 4,052,475       2.48%
                                                                                                  ----------------
Transportation            6,739,000     Chuan Hup Holdings, Ltd. (Singapore)                             1,928,439
                            283,200     Ganger Rolf ASA (Norway)                                         7,027,295
                            175,000     Golar LNG, Ltd. (Norway) (a)                                     2,689,063
                          1,001,750     Noble Group, Ltd. (Singapore)                                    1,938,661
                          8,671,187     Tranz Rail Holdings, Ltd. (New Zealand) (a)                      8,428,446
                                                                                                  ----------------
                                                                                                        22,011,904      13.47%
                                                                                                  ----------------
                                        TOTAL COMMON STOCKS
                                        (Cost $81,210,350)                                             113,717,121
                                                                                                  ----------------

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                                       18

                               [GRAPHIC OMITTED ]
                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2004
                                   (UNAUDITED)


                         NOTIONAL                                                                                         % OF
                         AMOUNT ($)     ISSUES                                                             VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.47%
Foreign Currency          2,500,000     Euro Dollar, Strike 1.18 EUR, expires 01/18/05            $         44,000
Put Options               8,000,000     New Zealand Dollar, Strike 0.63 NZD, expires 01/18/05              253,000
                         10,000,000     Norwegian Krone, Strike 7.30 NOK, expires 01/18/05                 328,000
                          5,000,000     Canadian Dollar, Strike 1.36 CAD, expires 01/19/05                 142,000
                          1,500,000     Euro Dollar, Strike 1.03 EUR, expires 02/05/04                          --
                          2,500,000     Great Britain Pounds, Strike 1.55 GBP, expires 02/05/04                 --
                          2,000,000     Japanese Yen, Strike 123 JPY, expires 02/05/04                          --
                                                                                                  ----------------
                                                                                                           767,000       0.47%
                                                                                                  ----------------
                                        TOTAL OTHER INVESTMENTS
                                        (Cost $998,417)                                                    767,000
                                                                                                  ----------------
                        PRINCIPAL
                        AMOUNT ($)
--------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 19.75%
Repurchase Agreements     7,305,249     Bear Stearns 0.99%, due 02/02/04 (b)                             7,305,249       4.47%
                                                                                                  ----------------
U.S. Treasury Bills      25,000,000     U.S. Treasury Bill 0.87%+, due 02/26/04                         24,984,565      15.28%
                                                                                                  ----------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $32,290,408)                                              32,289,814
                                                                                                  ----------------
                                        TOTAL INVESTMENT PORTFOLIO - 98.92%
                                        (Cost $129,155,663)                                            161,695,343
                                                                                                  ----------------
                                        CASH & OTHER ASSETS LESS
                                        LIABILITIES - 1.08%                                              1,770,074
                                                                                                  ----------------
                                        NET ASSETS - 100.00%                                          $163,465,417
                                        (Applicable to 11,009,958                                 ================
                                        shares outstanding)
                                        NET ASSET VALUE PER SHARE                                           $14.85
                                                                                                            ======

Notes:
(a)  Non-income producing securities.
(b)  Repurchase agreement collateralized by:
     Federal Home Loan Mortgage Corp., par value $7,010,000, matures 02/15/32, market value $7,478,969.
ADR: American Depository Receipt.
 +   Annualized yield at date of purchase.
 *   Denominated in U.S. Dollars unless otherwise noted

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                        THIRD AVENUE FUNDS PRIVACY POLICY

Third Avenue Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds' distributor and the Funds' affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                             William E. Chapman, II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman
                                    OFFICERS
                                Martin J. Whitman
                              Chairman of the Board
                                 David M. Barse
                       President, Chief Executive Officer
                                Michael T. Carney
                       Chief Financial Officer, Treasurer
                                  W. James Hall
                           General Counsel, Secretary
                                 TRANSFER AGENT
                                    PFPC Inc.
                                  P.O. Box 9802
                            Providence, RI 02940-8002
                                 (610) 239-4600
                                 (800) 443-1021
                                   (toll-free)
                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017
                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                           1177 Avenue of the Americas
                               New York, NY 10036
                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                               Princeton, NJ 08540


                               [GRAPHIC OMITTED]


                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                                www.thirdave.com